INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Federal Statutory Income Tax Rate to the Effective Income tax Rate
A reconciliation of income tax expense (benefit) at the US federal statutory income tax rate and the income tax provision in the financial statements is as follows:

	December 31,
	2024	2023
Expected income tax benefit at the federal statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	7.7	8.4
Non-deductible items and other	(0.4)	(12.1)
Research and development credits	(1.7)	1.1
Change in valuation allowance	(26.4)	(18.4)
Other	(0.3)	—
Total	—%	—%

Schedule of Deferred Tax Assets
The principal components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Federal and state net operating loss carryforwards	$14,537	$12,848
Share based compensation	200	166
Accruals and other	94	255
Capitalized research and development costs	1,846	1,099
Research and development tax credits	—	153
Depreciation - Federal	2	—
Amortization - Federal	5	—
Gross deferred tax assets	$16,684	$14,521
Less: deferred tax liabilities	—	—
Less: valuation allowance	(16,684)	(14,521)
Net deferred tax assets	$—	$—